PURCHASE OF PRANA THERAPUETICS, INC.	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Purchase Of Prana Therapuetics Inc.
PURCHASE OF PRANA THERAPUETICS, INC.

NOTE 8 – PURCHASE OF PRANA THERAPUETICS, INC.

On June 8, 2017, we entered into an agreement to purchase 400,000 shares of Prana Therapeutics, Inc. (“PTI”), in a private offering of their common shares, for a total consideration of $200,000 (“Subscription Agreement’). In accordance with the terms of the Subscription Agreement, we paid PTI $50,000, upon execution of the Subscription Agreement, and committed to remit $50,000 to PTI on September 30, 2017, December 31, 2017 and March 31, 2018, respectively. Subsequently, on July 14, 2017, we completed the acquisition of PTI in an  exchange of 5,730,000 shares of our common stock for 5,730,000 shares of the common stock of PTI. The purchase price had a fair market value of $5,070,500, based upon the closing price of $0.85 per share of our common stock on the OTC QB Market on July 14, 2017, including the cost to purchase 400,000 shares of PTI for $200,000.

The purchase price for PTI was allocated to the net tangible and intangible assets based upon their fair values as of the acquisition date. The excess of the purchase price over the fair values of the net tangible assets and intangible assets was recorded as goodwill and is generally driven by management’s expectations and ability to realize synergies and achieve strategic growth. The allocation of the purchase price was, as follows:

June 30, 2018
Patents	$52,596
Net assets	522,761
Goodwill	4,495,143
Total	$5,070,500

NOTE 7 – PURCHASE OF PRANA THERAPUETICS, INC.

On June 8, 2017, we entered into an agreement to purchase 400,000 shares of Prana Therapeutics, Inc. (“Prana”), in a private offering of their common shares, for a total consideration of $200,000 (“Subscription Agreement’). In accordance with the terms of the Subscription Agreement, we paid Prana $50,000, upon execution of the Subscription Agreement, and committed to remit $50,000 to Prana on September 30, 2017, December 31, 2017 and March 31, 2018, respectively. Subsequently, on July 14, 2017, we completed the acquisition of Prana in a one-for-one exchange of 5,730,000 shares of our common stock for 5,730,000 shares of common stock of Prana. The purchase price had a fair market value of $5,070,500, based upon the closing price of $0.85 per share of our common stock on the OTC QB exchange on July 14, 2017, including the cost to purchase 400,000 shares of Prana for $200,000.

The purchase price for Prana was allocated to the net tangible and intangible assets based upon their fair values as of the acquisition date. The excess of the purchase price over the fair values of the net tangible assets and intangible assets was recorded as goodwill and is generally driven by management’s expectations and ability to realize synergies and achieve strategic growth.

Upon completion of an acquisition audit subsequent to the acquisition of Prana, it was determined that the net assets acquired as of July 14, 2017 were approximately $71,873 more than was reported in the Form 10-Q for the three and nine months ended September 30, 2017. As a result, the allocation of the purchase price, net assets and patent amounts has been restated as of December 31, 2017 compared to September 30, 2017, as follows:

	December 31, 2017	Reallocation of Purchase Price	September 30, 2017
Patents	$52,596	$—	$52,596
Net assets	522,761	71,873	450,888
Goodwill	4,495,143	(71,873)	4,567,016
Total	$5,070,500	$—	$5,070,500